SCHEDULE OF OTHER CURRENT ASSETS (Details) - AUD ($)	Jun. 30, 2024	Jun. 30, 2023
Notes and other explanatory information [abstract]
Prepayments	$ 322,956	$ 381,608
Bonds and deposits	18,790	17,440
Total current prepayments and other assets	$ 341,746	$ 399,048